Other Equity Matters (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Stock by Class
Preference Shares

The following table summarizes the Company's preference share issuances as of June 30, 2025 (each, a "Series"):

Preference Share Series	Issuance	Liquidation Preference (in thousands)	# of Shares(1)
Series A 8.50% Cumulative Redeemable Perpetual Preference Shares ("Series A")	March 2019	$86,250	3,450,000
Series B 8.00% Cumulative Redeemable Perpetual Preference Shares ("Series B")	June 2019	143,750	5,750,000
Series C 7.375% Cumulative Redeemable Perpetual Preference Shares ("Series C")	November 2019	175,000	7,000,000
Series D 6.875% Cumulative Redeemable Perpetual Preference Shares ("Series D")	January 2020	150,000	6,000,000
Series E 5.75% Cumulative Redeemable Perpetual Preference Shares ("Series E")	August 2021	175,000	7,000,000
Series F 7.625% Cumulative Redeemable Perpetual Preference Shares ("Series F")	February 2025	150,000	6,000,000
		$880,000	35,200,000
(1)     Represents number of shares authorized, issued, and outstanding.

Dividends Declared
The Company paid the following quarterly dividends on its issued and outstanding Series (in millions except for the per-share amounts):

	Three Months Ended June 30,				Six Months Ended June 30,
	2025		2024		2025		2024
Series	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment
A(1)	$0.53	$1.8	$0.53	$1.8	$1.06	$3.6	$1.06	$3.6
B	$0.50	$2.9	$0.50	$2.9	$1.00	$5.8	$1.00	$5.8
C(1)	$0.46	$3.2	$0.46	$3.2	$0.92	$6.4	$0.92	$6.4
D(1)	$0.43	$2.6	$0.43	$2.6	$0.86	$5.2	$0.86	$5.2
E(1)	$0.36	$2.5	$0.36	$2.5	$0.72	$5.1	$0.72	$5.1
F(1)(2)	$0.48	$2.9	—	—	$0.69	$4.1	—	—
Total		$15.9		$13.0		$30.2		$26.1
(1)     Per share payments rounded to the nearest whole cent.
(2)     Issued in February 2025.